Income from operations	12 Months Ended
Dec. 31, 2025
Income from operations [Abstract]
Income from operations	6Income from operations

Accounting policies
Revenue recognition
Goods include consumer-type products in the Personal Health segment, equipment in the Diagnosis &
Treatment and Connected Care segments, and software-related offerings treated as goods. Services include preventative and corrective maintenance services, as well as related parts and labor, extended warranties, training, and other service-type offerings (including software). The company recognizes a contract with a customer when a legally enforceable agreement exists, the rights of both parties are established, the contract has commercial substance, and the consideration is probable to be collected. Revenue is recognized in the period when the performance obligation is satisfied and the customer obtains control of the underlying goods or services, allowing the customer the ability to direct the use of, and obtain substantially all of, the remaining benefits of such product or service. The revenue reflects the consideration (i.e., transaction price) to which the company expects to be entitled in exchange for the good or service. The consideration expected by the company may include fixed and/or variable amounts which can be impacted by sales returns, trade discounts, volume rebates, credits or Group Purchasing Organization (GPO) fees. The company adjusts the consideration for the time value of money if the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds six months. Revenue is either recognized at a point in time or over time.
Revenues from transactions relating to distinct goods or services are accounted for separately based on their relative stand-alone selling prices. The stand-alone selling price is the price that would be charged for the goods or service in a separate transaction under similar conditions to similar customers. The transaction price is determined (considering variable considerations) and allocated to performance obligations based on their relative stand-alone selling prices. These transactions mainly occur in the segments Diagnosis & Treatment and
Connected Care and include arrangements that require delivery of goods with subsequent installation and training activities or future goods and services. Depending on the terms of the contract sale, the installation and training activities could be considered part of the equipment sales. Revenue is recognized when the performance obligation is satisfied, i.e., when the installation has been completed and the equipment is ready to be used by the customer in the way contractually agreed.
Variable consideration is included in the transaction price to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur once associated uncertainties are resolved. Such assessment is performed on each reporting date to check whether it is constrained. For products for which a right of return exists during a defined period, revenue recognition is determined based on the historical pattern of actual returns, or in cases where such information is not available, revenue recognition is postponed until the return period has lapsed. Return policies are typically based on customary return arrangements in local markets. A provision is recognized for assurance-type product warranty at the time of revenue recognition and reflects the estimated costs of replacement and free-
of-charge services that will be incurred by the company with respect to the products sold. For certain products, the customer has the option to purchase the warranty separately, which is considered a separate performance obligation on top of the assurance-type product warranty. For such warranties which provide distinct service, revenue recognition occurs on a straight-line basis over the extended warranty contract period. Occasionally, the company may offer a full or partial refund of consideration previously paid. A provision is recognized for the amounts expected to be refunded to customers, and remeasured at each reporting date to reflect changes in the estimated refunds, with a corresponding adjustment to revenue.
In the case of loss under a sales agreement, the loss is recognized immediately. Expenses incurred for sales commissions that are considered incremental to the contracts are recognized immediately in the consolidated statements of income as selling expenses as a practical expedient under IFRS 15 Revenue from Contracts with
Customers.
The company receives payments from customers based on a billing schedule or credit period, as established in our contracts. Credit periods are determined based on standard terms, which vary according to local market conditions. Amounts posted in deferred revenue for which the goods or services have not yet been transferred to the customer and amounts that have either been received or are due, are presented as Contract liabilities in the Consolidated balance sheets. Payment terms typically do not exceed 90 days after invoice.
Revenue from sale of goods
Revenues are recognized at either point in time or over time when control of the goods passes to the buyer, based on the allocation of the transaction price to the performance obligation.
Revenue from services
Revenues are recognized over time as the company transfers control of the services to the customer, which is demonstrated by the customer simultaneously receiving and consuming the benefits provided by the company.
The amount of revenues is measured by reference to the progress made toward complete satisfaction of the performance obligation, which in general is evenly over time. Service revenue related to repair and maintenance activities for goods sold is recognized ratably over the service period or as services are rendered.
Sales from other sources
Revenue includes consideration received from customers under lease arrangements in which the company acts as lessor. Lease contracts are classified as either finance leases or operating leases.
Finance leases: When substantially all risks and rewards incidental to ownership of the underlying asset are transferred to the lessee, the lease is classified as a finance lease. For such leases, revenue is recognized at a point in time.
Operating leases: When the company retains substantially all risks and rewards incidental to ownership, the lease is classified as an operating lease. Revenue from operating leases is recognized on a straight-line basis over the lease term.
Income from royalties
Royalty income from brand license arrangements and from intellectual property rights, such as technology licenses or patents, is recognized on an accrual basis in accordance with the substance of the relevant agreement and can be over time or point in time.
Employee benefits expense
Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. The company recognizes a liability and an expense for bonuses and incentives based on a formula that takes into consideration the profit attributable to the company’s shareholders after certain adjustments.
Shipping and handling
Expenses incurred for shipping and handling are mainly recorded as cost of sales. When shipping and handling are part of a project and billed to the customer, then the related expenses are recorded as cost of sales. Shipping and handling related to sales to third parties are partly recorded as selling expenses. When shipping and handling billed to customers are considered a distinct and separate performance obligation, the fees are recognized as revenue and costs included in cost of sales.
Other business income (expenses)
Other business income (expenses) includes gains and losses on the sale of property, plant and equipment, gains and losses on the sale of businesses, and other gains and losses not related to the company’s operating activities.
Government grants
Grants from governments are recognized at their fair value when there is a reasonable assurance that the grant will be received and the company will comply with the conditions. Grants related to costs are deferred in the consolidated balance sheet and recognized in the consolidated statement of income as a reduction of the related costs that they are intended to compensate. Grants related to assets are deducted from the cost of the asset and presented net in the consolidated balance sheets.

Accounting estimates and judgments
Sales-related accruals
The company has sales promotions-related agreements with distributors and retailers designed to promote the sale of products. Among the programs are arrangements under which rebates and discounts can be earned by the distributors and retailers by attaining agreed upon sales levels, or for participating in specific marketing programs. Management estimates the sales-related accruals associated with these arrangements based on a combination of historical patterns and future expectations regarding which promotional targets are expected to be met by distributors and retailers. These estimated amounts are recorded as a reduction to revenue when the related product or service sales are recognized. Accrued customer rebates are presented as other current liabilities, unless there is a right to offset against the respective accounts receivable.

A breakdown by nature of the income (loss) from operations is:
Philips Group
Sales and costs by nature in millions of EUR

	2025	2024	2023
Sales	17,834	18,021	18,169
Costs of materials used	(4,120)	(4,213)	(4,626)
Employee benefit expenses	(6,681)	(6,641)	(6,903)
Depreciation and amortization ¹	(1,125)	(1,390)	(1,261)
Shipping and handling	(585)	(623)	(668)
Advertising and promotion	(794)	(791)	(700)
Lease expenses	(43)	(54)	(51)
Other operational costs	(3,097)	(3,351)	(3,535)
Other business income (expenses)	36	(429)	(540)
Income from operations	1,424	529	(115)
[1]Includes impairments. For impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill.
Sales composition and disaggregation
For information related to sales on a segment and geographical basis, refer to Information by segment and main country.
Philips Group
Sales composition in millions of EUR

	2025	2024	2023
Goods	12,089	12,198	12,419
Services	4,938	5,003	4,926
Royalties	434	466	434
Total sales from contracts with customers	17,461	17,667	17,779
Sales from other sources	373	354	390
Total sales	17,834	18,021	18,169
Philips Group
Disaggregation of sales per segment in millions of EUR

	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
2025
Diagnosis & Treatment	5,286	3,157	8,443	88	8,531
Connected Care	3,042	1,749	4,792	284	5,076
Personal Health	3,659	13	3,672	1	3,673
Other	232	322	554	-	554
Philips Group	12,219	5,241	17,461	373	17,834

2024
Diagnosis & Treatment	5,655	3,070	8,725	65	8,790
Connected Care	2,959	1,886	4,845	289	5,134
Personal Health	3,471	15	3,486	-	3,486
Other	300	311	611	-	611
Philips Group	12,385	5,282	17,667	354	18,021

2023
Diagnosis & Treatment	5,768	2,980	8,749	76	8,825
Connected Care	2,970	1,854	4,824	314	5,138
Personal Health	3,586	16	3,602	-	3,602
Other	245	360	604	-	604
Philips Group	12,569	5,210	17,779	390	18,169
Philips Group
Disaggregation of sales per geographic area in millions of EUR

	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
2025
Western Europe	2,606	1,291	3,897	24	3,921
North America	4,945	2,478	7,423	119	7,542
Other mature geographies	798	425	1,223	229	1,452
Mature geographies	8,349	4,194	12,543	372	12,915
Growth geographies	3,870	1,047	4,917	1	4,919
Sales	12,219	5,241	17,461	373	17,834

2024
Western Europe	2,698	1,254	3,951	28	3,978
North America	4,958	2,602	7,560	93	7,655
Other mature geographies	893	401	1,294	231	1,526
Mature geographies	8,549	4,256	12,805	353	13,159
Growth geographies	3,836	1,026	4,861	1	4,863
Sales	12,385	5,282	17,667	354	18,021

2023
Western Europe	2,552	1,221	3,770	49	3,819
North America	4,859	2,608	7,470	92	7,562
Other mature geographies	980	398	1,378	248	1,626
Mature geographies	8,392	4,227	12,618	389	13,007
Growth geographies	4,177	984	5,161	1	5,162
Sales	12,569	5,210	17,779	390	18,169
Total sales from other sources mainly relates to operating leases of EUR 215 million (2024: EUR 222 million;
2023: EUR 234 million). Sales represent revenue from external customers.
As of December 31, 2025, the aggregate amount of the transaction price allocated to remaining performance obligations from sales of goods and services was EUR 14,924 million (2024:15,632 million). The company expects to recognize approximately 45% of the remaining performance obligations within 1 year. Revenue expected to be recognized beyond 1 year is mostly related to longer term customer service and software contracts.
Sales over time represents services and Other also includes royalties over time (2025: EUR 301 million; 2024:
EUR 277 million; 2023: EUR 283 million).
Sales per geographic area are reported based on country of destination.
Costs of materials used
Cost of materials used represents the inventory recognized in cost of sales.
Employee benefit expenses
Philips Group
Employee benefit expenses in millions of EUR

	2025	2024	2023
Salaries and wages excluding share-based compensation	5,369	5,356	5,635
Share-based compensation	148	104	97
Post-employment benefit costs	371	388	402
Other social security and similar charges:
Required by law	582	580	567
Voluntary	211	211	202
Employee benefit expenses	6,681	6,641	6,903
The employee benefit expenses relate to employees who are working on the payroll of Philips, both with permanent and temporary contracts.
For further information on post-employment benefit costs, refer to Post-employment benefits.
For details on the remuneration of the members of the Board of Management and the Supervisory Board,
refer to Information on remuneration.
Employees
The number (full-time equivalents, or FTEs) of employees by category at year-end is summarized as:
Philips Group
Employees by category in FTEs as of December 31

	2025	2024	2023
Production	28,167	27,478	28,640
Research & development	10,248	10,843	12,035
Other	26,402	27,795	26,818
Philips Employees	64,817	66,116	67,493
Third-party workers	1,585	1,708	2,163
Total	66,401	67,823	69,656
Philips employees consist of those persons working on the payroll of Philips and whose costs are reflected in employee benefit expenses. Other consists of employees in commercial, general and administrative functions.
Third-party workers consist of personnel hired on a per-period basis, via external companies.
Philips Group
Employees by geographical location in average FTEs

	2025	2024	2023
Netherlands	8,342	8,844	9,794
Other countries	58,691	60,113	62,471
Total	67,033	68,956	72,264
Depreciation and amortization
Depreciation of property, plant and equipment and amortization of intangible assets, including impairments, are:
Philips Group
Depreciation and amortization [1] in millions of EUR

	2025	2024	2023
Depreciation of property, plant and equipment	602	696	689
Amortization of software	104	102	98
Amortization of acquired intangible assets	240	392	290
Amortization of development costs	178	199	184
Depreciation and amortization	1,125	1,390	1,261
[1]Includes impairments. For impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill.
Depreciation of property, plant and equipment is mainly included in cost of sales. Amortization of software is mainly included in general and administration expenses. Amortization of other intangible assets is included in selling expenses for brand names and customer relationships and is included in cost of sales for technology-
based and other intangible assets. Amortization of development costs is included in research and development expenses.
Shipping and handling
Shipping and handling costs are included in cost of sales and selling expenses in the Consolidated statements of income.
Advertising and promotion
Advertising and promotion costs are included in selling expenses in the Consolidated statements of income.
Lease expense
Lease expense relates to short-term and low-value leases.
Other operational costs
Other operational costs contain items which are dissimilar in nature and individually insignificant in amount to disclose separately. These costs contain, among others, expenses for outsourcing services, mainly in IT and
Human Resources, third-party workers, consultants, warranties, patents, costs for travelling and external legal services. Government grants of EUR 86 million were recognized as a cost reduction in 2025 (2024: EUR 91 million; 2023: EUR 95 million). The grants mainly relate to research and development activities and business development.
Audit and audit-related fees
The accompanying table shows the fees attributable to the fiscal years 2025, 2024 and 2023 for services rendered by the external auditors.
Philips Group
Audit and audit-related fees in millions of EUR

	2025			2024
	PwC NL ¹	PwC Network	Total	EY NL ²	EY Network	Total
Audit fees	6.5	6.2	12.7	9.5	5.5	15.0
consolidated financial statements	6.5	2.9	9.4	9.5	3.0	12.5
statutory financial statements	-	3.3	3.3	-	2.5	2.5
Audit-related fees ³	1.3	-	1.3	1.9	0.3	2.2
sustainability assurance	1.3	-	1.3	1.6	-	1.6
other	0.1	-	0.1	0.3	0.3	0.6
Tax fees	-	-	-	-	-	-
All other fees	-	-	-	-	-	-
Fees	7.8	6.2	14.0	11.4	5.8	17.2
[1]PricewaterhouseCoopers Accountants N.V.
2EY Accountants B.V.
[3]Also known as Assurance fees
Other business income (expenses)
Other business income (expenses) consists of:
Philips Group
Other business income (expenses) in millions of EUR

	2025	2024	2023
Result on disposal of businesses:
income	2	27	50
expenses	(27)	(14)	-
Result on disposal of fixed assets:
income	3	3	12
expenses	(2)	-	(1)
Result on other remaining businesses:
income	82	560	49
expenses	(21)	(1,005)	(643)
Impairment of goodwill	-	-	(8)
Other business income (expenses)	36	(429)	(540)
Total other business income	87	590	112
Total other business expenses	(51)	(1,019)	(652)
The result on disposal of businesses mainly relates to income (expense) in the respective periods for divestments of non-strategic businesses. For more information refer to Acquisitions and divestments.
The result on disposal of fixed assets mainly relates to the sale of real estate assets.
The result on other remaining businesses mainly relates to the revaluation of contingent consideration and various legal matters. In 2024, Respironics recorded a EUR 984 million provision in connection with the settlement of the Respironics personal injury and the medical monitoring claims in the US. Philips recorded insurance income of EUR 538 million in connection with the agreement with insurers to partially reimburse the Respironics recall-related product liability claims. For more information on contingent consideration, refer to Provisions.
Impairment of goodwill
There were no goodwill impairment charges in 2025 and in 2024. For further information refer to Goodwill.